CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES
CONVERTIBLE NOTES

16.CONVERTIBLE NOTES

The Group issued and sold two Convertible Promissory Notes (“Note A” and “Note B”, or collectively as “Notes”) to Streererville Capital, LLC (the “Lender”) on November 19, 2021 and April 8, 2022, respectively. The principal amount of each Note is $2,180 and contract terms of both Notes are substantially the same.

The purchase price of each Notes was $2,000, calculated at principal of $2,180 less discount of $160 at issuance and the transaction expense of $20 in connection with the purchase and sale of the Securities. The Notes bore an interest at 8% per annum and is repayable in full in 18 months from issuance.

According to the Securities Purchase Agreements of the Notes, the Group has option to repay the Notes in cash until it received the conversion notice from Lender or repayment date. The Lender also has the option to convert the Notes into ordinary shares at any time following the 6-month anniversary of the issuance date unless the outstanding balance was paid in full. The conversion price is $45.00 per ordinary share (after giving effects to Share Consolidation effected in September 2023. Note 1).

The Group did not elect the fair value option for the convertible note. In addition, the Note did not have any embedded conversion option and redemption feature which shall be bifurcated and separately accounted for as a derivative under ASC 815, nor did it contain a cash conversion feature or beneficial conversion feature. The Group accounted for two Notes as liabilities in its entirety following ASC 470 Debt and recorded interest expenses of $493, $683 and $22 for the years ended December 31, 2023, 2022 and 2021. During the year ended December 31, 2023, the Group issued 441,612 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1), in the amount of $2,050, to settle Note A. The Lender agreed to extend the payment term of Note B to 27 months from its issuance.

As of December 31, 2023 and 2022, the balances of convertible notes were $2,392 and $4,305, respectively.